Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2025
Fair Value of Assets and Liabilities [Abstract]
Fair value of assets and liabilities
19 Fair value of assets and liabilities
Valuation methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
Valuation control framework
The valuation control framework covers the product approval process (PARP), pricing, market data assessment and independent price verification (IPV), valuation adjustments, model use, fair value hierarchy and day one profit or loss. Valuation processes are governed by various governance bodies, including Local Parameter Committees, the Global Valuation and Impairment Committee, the Market Data Committee and the Valuation Model Committee. All relevant committees meet on a regular basis (monthly/quarterly), where the agenda covers the aforementioned valuation controls.
The Global Valuation and Impairment Committee is responsible for the oversight and the approval of the outcome of impairments (other than loan loss provisions) and valuation processes. It oversees the quality and coherence of valuation methodologies and performance. The Valuation Model Committee is responsible for the approval of all valuation models used for the Fair valuation (IFRS) and Prudent Valuation (CRR) of positions measured at fair value. The Local Parameter Committee discusses the valuation results and monitors the performance of the valuation activities carried out on local or regional level. The Global Financial Markets Parameter Committee reviews the consolidated valuation outcome and resulting P&L for Financial Market products, targeting a globally consistent treatment across Financial Markets. The Banking Book Parameter Committee (BBPC) discusses the valuation topics for non-Financial Market and non-Group Treasury Wholesale Banking portfolios. The Market Data Committee is responsible for the approval of the market data used in valuation.
Valuation adjustments
Valuation adjustments are an integral part of the fair value. They are the adjustments to the output from a valuation technique in order to appropriately determine a fair value in accordance with IFRS13. ING considers various fair value adjustments including Bid-Offer adjustments, Model Risk adjustments, Bilateral Valuation Adjustments (BVA, consisting of Credit Valuation Adjustments or CVA, and Debit valuation Adjustments or DVA), Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA).
For financial instruments where the fair value at initial recognition is based on one or more significant unobservable inputs, a difference between the transaction price and the fair value resulting from the internal valuation process can occur. Such difference is referred to as Day One Profit or Day One Loss (hereafter: DOP). ING defers material DOP of instruments with significant unobservable valuation inputs, which are the financial instruments classified as Level 3 and financial instruments with material unobservable inputs into CVA which are not necessarily classified as Level 3. The DOP is amortised over the life of the instrument, or until the significant unobservable inputs become observable, or until the significant unobservable inputs become non-significant. The adjustments in fair value and the DOP reserve are disclosed in the below table.
The following table presents the adjustments in fair value for financial assets and liabilities.

Adjustments in fair value on financial assets and liabilities
in EUR million	30 June 2025	31 December 2024
Deferred Day One Profit or Loss	-93	-94
Own credit adjustments	-24	-17
Bid/Offer	-150	-130
Model Risk	-49	-33
CVA	-138	-123
DVA	42	50
CollVA	-2	-3
FVA	-98	-64
Other valuation adjustments	2	2
Total Valuation Adjustments	-511	-412

Financial instruments at fair value
Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period. The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	22,767	20,789	4	15	145	141	22,916	20,945
- Debt securities	6,259	7,485	5,663	4,596	2,579	3,505	14,501	15,586
- Derivatives	74	1	28,067	31,792	700	475	28,841	32,268
- Loans and receivables	0	0	78,494	62,168	7,733	6,614	86,227	68,782
	29,100	28,275	112,228	98,571	11,157	10,734	152,486	137,580
Financial assets at fair value through other comprehensive income
- Equity securities	2,470	2,292	0	0	283	270	2,753	2,562
- Debt securities	44,423	39,859	1,194	2,360	0	0	45,618	42,219
- Loans and receivables	0	0	1,319	1,608	156	0	1,475	1,608
	46,893	42,151	2,513	3,967	440	270	49,846	46,389
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,398	1,455	7,766	8,445	53	67	9,218	9,966
– Deposits	0	0	55,609	45,014	0	0	55,609	45,014
– Trading securities	3,365	3,631	297	12	10	10	3,671	3,653
– Derivatives	105	45	24,371	27,528	550	694	25,026	28,267
	4,868	5,131	88,043	80,998	613	770	93,524	86,900
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:
Equity securities
Instrument description: Equity securities include stocks and shares, corporate investments and private equity investments.
Valuation: If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In the absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities, best market practice will be applied using the most relevant valuation method. All non-listed equity investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.
Fair value hierarchy: The majority of equity securities are publicly traded, and quoted prices are readily and regularly available. Hence, these securities are classified as Level 1. Equity securities which are not traded in active markets mainly include corporate investments, fund investments and other equity securities and are classified as Level 3.
Debt securities
Instrument description: Debt securities include government bonds, financial institutions bonds and Asset-backed securities (ABS).
Valuation: Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which include consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Fair value hierarchy: Government bonds and financial institution bonds are generally traded in active markets. Where quoted prices are readily and regularly available, they are classified as Level 1. The remaining positions are classified as Level 2 or Level 3 depending on the trading activity and observability of prices. Asset backed securities for which no active market is available and a wide discrepancy in quoted prices exists, are classified as Level 3.
Derivatives
Instrument description: Derivative contracts can either be exchange-traded or over the counter (OTC). Derivatives include interest rate derivatives, FX derivatives, credit derivatives, equity derivatives and commodity derivatives.
Valuation: The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of derivatives and the nature of the underlying instruments. The principal techniques used to value these instruments are based on, among others, discounted cash flows, option pricing models and Monte Carlo simulations. These valuation models calculate the present value of expected future cash flows, based on ‘no-arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates, equity prices, and foreign currency exchange rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available. For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation and Debit Valuation Adjustments to reflect the credit risk of ING for its counterparty. In addition, for these derivatives ING applies Funding Valuation Adjustment.
Fair value hierarchy: The majority of the derivatives are priced using observable inputs and are classified as Level 2. Derivatives for which the input cannot be implied from observable market data are classified as Level 3.
Loans and receivables
Instrument description: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value include trading loans, being securities lending and similar agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.
Valuation: The fair value of loans and receivables is generally estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.
Fair value hierarchy: Loans and receivables are predominantly classified as Level 2. Loans and receivables for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available, are classified as Level 3.
Financial liabilities at fair value through profit and loss
Instrument description: Financial liabilities at fair value through profit and loss include debt securities and debt instruments, primarily comprised of structured notes, which are held at fair value under the fair value option. Besides that, they include derivative contracts and repurchase agreements.
Valuation: The fair values of securities in the trading portfolio and other liabilities at fair value through profit or loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.
Fair value hierarchy: The majority of the derivatives and debt instruments are classified as Level 2. Derivatives and debt instruments for which the input cannot be derived from observable market data are classified as Level 3.
Transfers between Level 1 and 2
No significant transfers between Level 1 and Level 2 were recorded in the reporting period 2025.
Level 3: Valuation techniques and inputs used
Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.
Of the total amount of financial assets classified as Level 3 as at 30 June 2025 of EUR 11.6 billion (31 December 2024: EUR 11.0 billion), an amount of EUR 9.5 billion (81.9%) (31 December 2024: EUR 9.6 billion, being 87.2%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets include EUR 0.1 billion (31 December 2024: EUR 0.1 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 1.9 billion (31 December 2024: EUR 1.3 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporate certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level 3 as at 30 June 2025 of EUR 0.6 billion (31 December 2024: EUR 0.8 billion), an amount of EUR 0.5 billion (78.3%) (31 December 2024: EUR 0.6 billion, being 75.7%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities include EUR 0.1 billion (31 December 2024: EUR 0.1 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.1 billion (31 December 2024: EUR 0.1 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024			30 June 2025	31 December 2024	30 June 2025	31 December 2024
At fair value through profit or loss
Debt securities	2,580	3,504	10	10	Price based	Price (%)	0%	0%	108%	120%
						Price (price per share)	417	327	1,325	520
					Present value techniques	Price (%)	96%	96%	99%	100%
Equity securities	145	141			Price based	Price (price per share)	0	0	5,475	5,475
Loans and advances	1,950	1,565	0	0	Price based	Price (%)	0%	0%	105%	107%
					Present value techniques	Credit spread (bps)	628	576	707	629
						Prepayment rate (%)	2%	2%	2%	100%
						Price (%)	100%	n.a.	100%	n.a.
(Reverse) repos	5,783	5,050			Present value techniques	Interest rate (%)	2%	2%	2%	2%
Structured notes			53	67	Price based	Price (%)	94%	93%	103%	104%
					Option pricing model	Equity volatility (%)	16%	n.a.	46%	n.a.
						Equity/Equity correlation	0.6	0.7	0.7	0.7
						Equity/FX correlation	-0.2	n.a.	0	n.a.
						Dividend yield (%)	3.7%	n.a.	4.3%	n.a.
					Present value techniques	Prepayment rate (%)	n.a.	99.59%	n.a.	100.09%
						Price (%)	100%	n.a.	100%	n.a.
Derivatives
– Rates	494	413	477	389	Option pricing model	Interest rate volatility (bps)	64	n.a.	280	n.a.
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
– FX	5	6	4	8	Option pricing model	Implied volatility (%)	2%	2%	41%	15%
– Credit	181	39	33	241	Present value techniques	Credit spread (bps)	8	0	94	91
					Price based	Price (%)	94%	0%	100%	100%
– Equity	7	10	21	47	Option pricing model	Equity volatility (%)	7%	7%	76%	81%
						Equity/Equity correlation	0.0	0.0	1.0	1.0
						Equity/FX correlation	-0.6	-0.6	0.3	0.6
						Dividend yield (%)	0%	0%	100%	33%
– Other	13	6	15	9	Option pricing model	Commodity volatility (%)	15%	13.1%	93%	61%
						Com/FX correlation	-0.25	-0.40	-0.25	-0.25
					Price based	Price (commodity)	67	68	67	68
At fair value through other comprehensive income
– Loans and advances	156				Price based	Price (%)	n.a.	n.a.	n.a.	n.a.
– Equity	283	270			Present value techniques	Credit spread (bps)	5.52	5.67	5.52	5.76
						Interest rate (%)	3.5%	1.5%	3.5%	3.5%
						Payout ratio (%)	70%	70%	90%	90%
					Price based	Price (%)		122%		122%
					Price based	Price (price per share)	125.74	n.a	125.74	n.a
Total	11,597	11,005	613	770
[1]    The abbreviation n.a. stands for not applicable or not available.
Level 3: Changes during the period

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance as at 1 January	824	848	68	286	5,721	3,499	4,121	3,547	270	938	11,005	9,118
Realised gain/loss recognised in the statement of profit or loss during the period [1]	180	-175	17	-38	123	294	-622	-54			-302	28
Revaluation recognised in other comprehensive income during the period [2]									6	-3	6	-3
Purchase of assets	609	486	1	198	2,464	4,424	211	1,600	160	154	3,444	6,862
Sale of assets	-35	-111	0	-257	-251	-1,605	-778	-10	-4	-418	-1,067	-2,402
Maturity/settlement	-9	-140	0	-7	-95	-294	-189	-988	0	-20	-294	-1,449
Reclassifications	0	0	0	0	3	0	0	0	8	0	11	0
Transfers into Level 3	29	370	0	0	565	615	0	30	0	0	593	1,014
Transfers out of Level 3	-347	-454	-9	-114	-1,440	-1,214	0	-3	0	-384	-1,796	-2,169
Exchange rate differences	-1	0	0	0	-4	5	-4	-2		9	-9	12
Changes in the composition of the group and other changes	0	0	0	0	6	-1	1	0	0	-5	7	-6
Closing balance	1,249	824	77	68	7,092	5,721	2,740	4,121	440	270	11,597	11,005

[1] Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 299 million (2024: EUR -41 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2] Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.
In 2025 and 2024, transfers out of Level 3 in trading assets primarily involved derivative instruments, as their valuations were no longer significantly impacted by unobservable inputs.
In 2024, the transfer into Level 3 trading assets consisted of cross currency swap trades, which were transferred to Level 3 as a result of the valuation being significantly impacted by unobservable inputs. The transfer out of Level 3 in non-trading derivatives primarily involved derivative instruments, as their valuations were no longer significantly impacted by unobservable inputs.
In 2025 and 2024, transfers into and out of Level 3 of financial assets mandatorily at fair value mainly relate to (long- term) reverse repurchase transactions for which the valuation being significantly impacted by unobservable inputs and no longer significantly impacted by unobservable inputs, respectively.
In 2024, the transfer out of Level 3 of financial assets at FVOCI relates to Hold-to-Collect and Sell portfolio transferred to Level 2 resulting from change in methodology.

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance as at 1 January	637	382	67	301	67	47	770	729
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-116	-104	12	-98	-4	-5	-109	-206
Additions	45	55	0	190	10	29	56	274
Redemptions	-29	-12	0	-209	0	0	-30	-222
Maturity/settlement	-40	-15	0	-7	-30	-4	-70	-26
Transfers into Level 3	34	364	0	0	12	34	46	399
Transfers out of Level 3	-49	-33	0	-111	0	-34	-49	-179
Exchange rate differences	-1	0	0	0	0	0	-1	0
Closing balance	481	637	78	67	53	67	613	770
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -108 million (2024: EUR -206 million) of unrealised gains and losses recognised in the statement of profit or loss.

In 2025, the transfers into Level 3 mainly consisted of trading liabilities attributed to cross currency swap trades transferred into Level 3 as a result of the valuation being significantly impacted by unobservable inputs.
In 2024, the transfers into Level 3 mainly consisted of trading liabilities attributed to cross currency swap trades transferred into Level 3 as a result of the valuation being significantly impacted by unobservable inputs. The transfers out of Level 3 for non-trading derivatives are driven by interest rate swap trades, which were reclassified out of Level 3 as their valuations were no longer influenced by significantly unobservable inputs.
Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relate to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.
Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice, the upper and lower bounds of the range of alternative input values reflect a level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.
In practice, valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio-level across different product categories. Where the disclosure looks at individual Level 3 inputs, the actual valuation adjustments may also reflect the benefits of portfolio offsets.
This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Equity (equity derivatives, structured notes)	19	21	-9	-20
Interest rates (Rates derivatives, FX derivatives)	1	5	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	15	2	-19	-27
Equity (FV OCI)	2	0	0	0
	37	28	-28	-47
Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Financial Assets
Loans and advances to banks	50,080	21,770	3,947	3,195			42,891	15,614	3,206	2,957	50,044	21,766
Loans and advances to customers	693,285	683,611	20,391	18,291			12,328	18,626	644,638	630,493	677,357	667,410
Securities at amortised cost	53,805	50,273			44,609	42,871	4,803	2,908	2,938	2,523	52,349	48,303
	797,169	755,655	24,338	21,486	44,609	42,871	60,022	37,149	650,782	635,973	779,750	737,479

Financial liabilities
Deposits from banks	20,891	16,723	6,966	4,348			9,828	8,208	3,894	3,943	20,687	16,499
Customer deposits	738,028	691,661	611,607	582,387			82,524	61,916	43,890	46,984	738,021	691,287
Debt securities in issue	151,016	142,367			78,330	79,254	71,301	61,651	1,982	2,000	151,613	142,905
Subordinated loans	16,566	17,878			16,575	17,968	350	389			16,926	18,357
	926,501	868,630	618,573	586,735	94,906	97,221	164,003	132,164	49,766	52,927	927,248	869,048
1     In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.

The aggregation of the fair values presented above does not represent, and should not be construed as representing, the underlying value of ING Group. These fair values were calculated for disclosure purposes only. The carrying amount of financial instruments presented in the above table includes, when applicable, the fair value hedge adjustment, this explains why (for these cases) the carrying amount approximates fair value.
Loans and advances to banks
For short-term receivables from banks, carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term receivables from banks is estimated by discounting expected future cash flows using a discount rate based on specific available market data, such as interest rates and appropriate spreads that reflects current credit risk or quoted bonds.
Loans and advances to customers
For short-term loans, carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term loans is estimated by discounting expected future cash flows using a discount rate that reflects current credit risk, current interest rates, and other current market conditions where applicable. The fair value of mortgage loans is estimated by taking into account prepayment behaviour. Loans with similar characteristics are aggregated for calculation purposes.
Securities at amortised cost
Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which include consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Deposits from banks
For short-term payables to banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term payables to banks is estimated by discounting expected future cash flows using a discount rate based on available market interest rates and appropriate spreads that reflect ING’s own credit risk.
Customer deposits
In the current interest rate environment, there is significant embedded value in our on-demand deposits. However, for the purpose of this disclosure and in accordance with IFRS, the carrying amounts of deposits with an immediate on demand feature are presented as fair value.
The fair value of deposits with fixed contractual terms has been estimated based on discounting future cash flows using the interest rates currently applicable to deposits of similar maturities.
Debt securities in issue
The fair value of debt securities in issue is generally based on quoted market prices, or if not available, on estimated prices by discounting expected future cash flows using a current market interest rate and credit spreads applicable to the yield, credit quality and maturity.
Subordinated loans
The fair value of publicly traded subordinated loans are based on quoted market prices when available. Where no quoted market prices are available, fair value of the subordinated loans is estimated using discounted cash flows based on interest rates and credit spreads that apply to similar instruments